DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	$ (535,379)	$ (255,984)
Derivative Liability, Fair Value, Gross Asset	246,390	321,751
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(288,989)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		65,767
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	242,720	117,324
Derivative Liability, Fair Value, Gross Asset	(102,141)	(270,678)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	140,579	(153,354)
Fair Value Hedges | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	294,418	145,556
Derivative Liability, Fair Value, Gross Asset	(144,710)	(55,959)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	149,708	89,597
Fair Value Hedges | Cash Flow Hedging | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	(1,917)	(6,896)
Derivative Liability, Fair Value, Gross Asset	619	4,886
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(1,298)	(2,010)
Fair Value Hedges | Commodity | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	158	0
Derivative Liability, Fair Value, Gross Asset	(158)	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		$ 0